Inverse Government Long Bond Strategy Fund Expense Example - Class A and Class C [Member] - Inverse Government Long Bond Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 700
Expense Example, with Redemption, 3 Years	1,809
Expense Example, with Redemption, 5 Years	2,989
Expense Example, with Redemption, 10 Years	5,821
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	977
Expense Example, with Redemption, 3 Years	2,006
Expense Example, with Redemption, 5 Years	3,026
Expense Example, with Redemption, 10 Years	$ 5,537